As filed with the Securities and Exchange Commission on August 11, 2017
SECURITIES ACT FILE NO. 333-135105
INVESTMENT COMPANY ACT FILE NO. 811-21910

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	|X|
Pre-Effective Amendment No.	|_ |
Post Effective Amendment No. 331	|X|

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	|X|
Amendment No. 333	|X|
(Check appropriate box or boxes)
CLAYMORE EXCHANGE-TRADED FUND TRUST 2
(EXACT NAME OF REGISTRANT AS SPECIFIED IN ITS CHARTER)
227 WEST MONROE STREET
CHICAGO, ILLINOIS 60606
(Address of Principal Executive Offices)
(312) 827-0100
Registrant's Telephone Number
AMY J. LEE, ESQ.
GUGGENHEIM FUNDS INVESTMENT ADVISORS, LLC
227 WEST MONROE STREET
CHICAGO, ILLINOIS 60606
(Name and Address of Agent for Service)
Copy to:
STUART M. STRAUSS, ESQ.
DECHERT LLP
1095 AVENUE OF THE AMERICAS
NEW YORK, NY 10036
APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)
_________ IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B) OF RULE 485.
____X___ ON SEPTEMBER 8, 2017 PURSUANT TO PARAGRAPH (B) OF RULE 485.
_________ 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(1) OF RULE 485.
_________ ON [DATE] PURSUANT TO PARAGRAPH (A) OF RULE 485.
_________ 75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(2) OF RULE 485.
_________ ON [DATE] PURSUANT TO PARAGRAPH (A) OF RULE 485

The sole purpose of this filing is to delay the effectiveness of the Trust's Post-Effective Amendment No. 145 to its Registration Statement until September 8, 2017. Parts A, B and C of Registrant's Post-Effective Amendment No. 145 under the Securities Act of 1933 and Amendment No. 147 under the Investment Company Act of 1940, filed on September 17, 2013 are incorporated by reference herein.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on the 11th day of August, 2017.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2

By: /s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURES	TITLE	DATE

*	Trustee	August 11, 2017
Randall C. Barnes
*	Trustee	August 11, 2017
Roman Friedrich III
*	Trustee	August 11, 2017
Robert B. Karn III
*	Trustee	August 11, 2017
Ronald A. Nyberg
*	Trustee	August 11, 2017
Ronald E. Toupin, Jr.
*	Trustee	August 11, 2017
Donald A. Chubb, Jr.
*	Trustee	August 11, 2017
Jerry B. Farley
*	Trustee	August 11, 2017
Maynard F. Oliverius

/s/ Donald C. Cacciapaglia	Trustee, President and Chief Executive Officer	August 11, 2017
Donald C. Cacciapaglia

/s/ John L. Sullivan	Treasurer, Chief Financial Officer and Chief Accounting Officer	August 11, 2017
John L. Sullivan

/s/ Mark E. Mathiasen		August 11, 2017
Mark E. Mathiasen
*Attorney-In-Fact, pursuant to power of attorney